Combined Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued for services	$ 20,000
KSix, LLC and Affiliate [Member]
OPERATING ACTIVITIES:
Net income		$ 33,299	$ 94,810
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,361	$ 1,940
Forgiveness of related party accrued interest		(29,863)
Bad debt expense		35,137
Changes in operating assets and liabilities:
Accounts receivable (increase) decrease		$ 151,275	$ (149,531)
Customer Deposits			(7,000)
Prepaid expenses and other current assets		$ (2,135)	2,014
Accounts payable		(101,865)	68,308
Accrued Expenses and other current liabilities		(2,358)	22,687
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES		$ 84,851	33,228
INVESTING ACTIVITIES:
Acquisition of property and equipment			(1,102)
NET CASH USED IN INVESTING ACTIVITIES			(1,102)
FINANCING ACTIVITIES:
Proceeds of notes payable		$ 100,000	30,000
Proceeds of notes payable- related party			60,000
Repayment of notes payable		(71,985)	(67,803)
Repayment of notes payable- related party		(226,000)	(20,000)
Member contributions		15,225	8,535
NET CASH PROVIDED BY FINANCING ACTIVITIES		(182,760)	10,732
Net increase (decrease) in cash and cash equivalents		(97,909)	42,858
Cash and cash equivalent, beginning of period		127,219	84,361
Cash and cash equivalent, end of period	29,310	29,310	$ 127,219
KSix Media, Inc. and Subsidiaries [Member]
OPERATING ACTIVITIES:
Net income	(6,923)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,371
Gain on bargain purchase	(54,080)
Common stock issued for services	40,000
Changes in operating assets and liabilities:
Accounts receivable (increase) decrease	(3,486)
Prepaid expenses (increase) decrease	253
Accounts payable and accrued expenses - increase (decrease)	(7,977)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(23,842)
INVESTING ACTIVITIES:
Cash paid in acquisition of KSIX and BMG	(50,000)
Cash received in acquisition of KSIX and BMG	31,334
NET CASH USED IN INVESTING ACTIVITIES	18,666
FINANCING ACTIVITIES:
Advances from related party	80,325
NET CASH PROVIDED BY FINANCING ACTIVITIES	80,325
Net increase (decrease) in cash and cash equivalents	$ 37,817
Cash and cash equivalent, beginning of period
Cash and cash equivalent, end of period	$ 37,817	$ 37,817
Supplementary cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Note payable issued in acquisition of KSIX and BMG	$ 950,000